Annual Fund Operating Expenses	Jul. 07, 2026
TrueShares Patriot Defense ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%	[1]
RiverNorth Market Neutral ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 9, 2027
TrueShares Eagle Global Next Gen Power Infrastructure ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%

[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees. Effective July 9, 2026, the management fee was lowered from 0.70% the Fund’s average daily net assets to 0.40% of the Fund’s average daily net assets.
[2]	The Fund's adviser has contractually agreed, through at least July 9, 2027, to waive its management fee to 0.59% of the Fund's average daily net assets. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser.